TRADE RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Schedule of Trade Receivables and Other

	At December 31,
	2023		2022
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	388	—	467
Impairment	—	(2)	—	(2)
Total trade receivables - net	—	386	—	465
Income tax receivables	—	17	14	16
Other tax receivables	—	54	—	38
Contract assets	16	2	15	2
Prepaid expenses	—	8	1	8
Other	15	23	13	10
Total other receivables	31	104	43	74
Total trade receivables and other	31	490	43	539

Schedule of Aging of Total Trade Receivables—Net

	At December 31,
(in millions of Euros)	2023	2022
Not past due	370	453
1 – 30 days past due	15	10
31 – 60 days past due	1	2
Total trade receivables - net	386	465

Schedule of Currency Concentration of Total Trade Receivables

	At December 31,
(in millions of Euros)	2023	2022
Euro	167	225
U.S. Dollar	200	213
Swiss franc	7	8
Other currencies	12	19
Total trade receivables - net	386	465